CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 47,661	$ 96,648
Restricted cash and short-term deposits	46,333	31,330
Trade accounts receivable	17,303	27,986
Amounts due from related parties	5,098	0
Net Investment in Lease, Current	2,308	0
Inventories	2,702	2,031
Current portion of investment in leased vessel, net	11,894	6,534
Total current assets	133,299	164,529
Non-current assets
Restricted cash	135,928	141,114
Investment in affiliate	193,270	206,180
Vessels and equipment, net	1,369,665	1,535,757
Vessel under finance lease, net	108,433
Vessel under finance lease, net		114,711
Investment in leased vessel, net	111,829
Intangible assets, net	50,409	60,369
Other non-current assets	2,779	18,157
Total assets	2,105,612	2,240,817
Current liabilities
Current portion of long-term debt	225,254	75,451
Current portion of obligation under finance lease	1,990	1,564
Trade accounts payable	2,756	5,593
Accrued expenses	23,451	27,229
Amounts due to related parties	0	1,237
Other current liabilities	55,703	25,033
Total current liabilities	309,154	136,107
Non-current liabilities
Long-term debt	991,679	1,196,899
Obligation under finance lease	120,789	118,119
Other non-current liabilities	31,296	30,175
Total liabilities	1,452,918	1,481,300
Commitments and contingencies
Partners’ capital:
Common unitholders: 69,301,636 units issued and outstanding at December 31, 2019 (2018: 69,455,364)	387,631	495,576
Preferred unitholders: 5,520,000 preferred units issued and outstanding at December 31, 2019 (2018: 5,520,000)	132,991	132,991
General partner interest: 1,436,391 units issued and outstanding at December 31, 2019 (2018: 1,436,391)	48,841	51,048
Total partners’ capital before non-controlling interests	569,463	679,615
Non-controlling interests	83,231	79,902
Total equity	652,694	759,517
Total liabilities and equity	$ 2,105,612	$ 2,240,817